Digital Assets - Schedule of Digital Asset Holdings (Details) - Digital Asset [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Crypto Asset, Holding [Line Items]
Digital asset		$ 7,696,700
ETH [Member]
Crypto Asset, Holding [Line Items]
Digital asset		7,123,300	$ 369,200
USDT [Member]
Crypto Asset, Holding [Line Items]
Digital asset		$ 573,400